Accumulation Units (Detail) - Schedule of changes in the number of accumulation units outstanding In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008
Outstanding:
Beginning of period	53.4	48.1	39.5	41.5
Credited for premiums	7.4	10.0	12.9
Liquidity units redeemed (See Note 3)	(3.6)
Annuity, other periodic payments, withdrawals and death benefits	(3.9)	(4.7)	(4.3)
End of period	53.3	53.4	48.1	41.5